Shareholders' Equity (Summary Of Share Option Activity Under The Stock Option Plan) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding-beginning of the year, Number of options	1,385,492	1,450,890	1,635,305
Granted, Number of options	21,000	30,000	63,300
Exercised, Number of options	(1,094,592)	(69,898)	(226,965)
Forfeited, Number of options	(44,300)	(25,500)	(20,750)
Outstanding-end of the year, Number of options	267,600	1,385,492	1,450,890
Options exercisable at the end of the year, Number of options	190,300	1,271,266	1,292,806
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding-beginning of the year, Weighted average exercise price	$ 36.95	$ 37.07	$ 35.96
Granted, Weighted average exercise price	$ 39.60	$ 35.21	$ 50.74
Exercised, Weighted average exercise price	$ 33.61	$ 33.19	$ 32.41
Forfeited, Weighted average exercise price	$ 53.47	$ 51.83	$ 42.33
Outstanding-end of the year, Weighted average exercise price	$ 48.09	$ 36.95	$ 37.07
Options exercisable at the end of the year, Weighted average exercise price	$ 50.04	$ 36.07	$ 35.17